Other Revenue	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Other Revenue
Other Revenue

9. OTHER REVENUE

For the period ended October 31, 2020 and 2019 the Company has other revenue arise from the following:

	Three months period ended October 31, 2020 (Unaudited)	Three months period ended October 31, 2019 (Unaudited)
Gain from foreign exchange arise from bank remittance transaction	$21,558	$3,021
Bank interest	-	$-
	$21,558	$3,021

9. OTHER INCOME

For the year ended July 31, 2020, the Company has other income arise from the following:

	For the year ended July 31, 2020 (Audited)	For the year ended July 31, 2019 (Audited)
Gain from foreign exchange arise from bank remittance transaction	$26,316		$14,421
Bank interest	$15	$
	$26,331		$14,421